Inventories (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of Inventories

	2022	2021	Definitions
	US$M	US$M
Raw materials and consumables	1,713	1,904	Spares, consumables and other supplies yet to be utilised in the production process or in the rendering of services.
Work in progress	3,827	3,046	Commodities currently in the production process that require further processing by the Group to a saleable form.
Finished goods	710	834	Commodities ready-for-sale and not requiring further processing by the Group.

Total 1	6,250	5,784

Comprising:			Inve n tories classified as non-current are not expected to b e utilised
Current	4,935	4,426	or sold within 12 months after the reporting date or within the
Non-current	1,315	1,358	operating cyc le o f the business.

1
Inventory write-downs of US$163 million were recognised during the year (2021: US$58 million; 2020: US$37 million). Inventory write-downs of US$23 million made in previous periods wer
e
 reversed during the year (2021: US$26 million; 2020: US$8 million).